FAM VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Banks - 2.0%
Pinnacle Financial Partners, Inc.	404,977	$34,884,718
Capital Markets - 7.8%
Brookfield Asset Management Ltd. - Class A	397,940	17,688,433
Brookfield Corporation - Class A	2,087,640	84,486,791
S&P Global, Inc.	72,000	30,624,480
		132,799,704
Construction Materials - 4.8%
Vulcan Materials Company	297,930	81,126,339
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. - Class A (a)	18	12,926,520
Electronic Equipment, Instruments & Components - 18.9%
AMETEK, Inc.	173,280	37,144,301
Amphenol Corporation - Class A	704,085	88,961,139
CDW Corporation	558,200	67,553,364
Keysight Technologies, Inc. (a)	310,870	87,780,362
Zebra Technologies Corporation - Class A (a)	186,510	38,995,511
		320,434,677
Health Care Equipment & Supplies - 4.0%
Stryker Corporation	208,000	68,346,720
Hotels, Restaurants & Leisure - 2.8%
Booking Holdings, Inc.	11,350	47,787,132
Insurance - 17.2%
Arthur J. Gallagher & Company	119,200	25,816,336
Brown & Brown, Inc.	1,257,292	81,988,011
Markel Group, Inc. (a)	53,850	103,072,670
Progressive Corporation (The)	340,000	67,401,600
Ryan Specialty Group Holdings, Inc.	400,000	13,496,000
		291,774,617
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	293,170	33,415,517

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Machinery - 11.9%
Graco, Inc.	670,180	$56,730,737
IDEX Corporation	431,530	81,796,512
Illinois Tool Works, Inc.	242,560	63,135,942
		201,663,191
Professional Services - 1.9%
ExlService Holdings, Inc. (a)	1,072,900	32,669,805
Road & Rail - 1.8%
Landstar System, Inc.	194,800	31,228,388
Semiconductors & Semiconductor Equipment - 6.4%
Analog Devices, Inc.	288,610	91,818,385
Microchip Technology, Inc.	258,860	16,724,945
		108,543,330
Specialty Retail - 11.7%
AutoZone, Inc. (a)	18,265	61,695,152
Ross Stores, Inc.	635,848	137,743,752
		199,438,904
Trading Companies & Distributors - 4.3%
Fastenal Company	1,561,800	72,467,520

Total Common Stocks (Cost $583,562,181)		$1,669,507,082

MONEY MARKET FUNDS - 1.7%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (b) (Cost $29,101,057)	29,101,057	$29,101,057

Total Investments at Value - 100.0% (Cost $612,663,238)		$1,698,608,139

Liabilities in Excess of Other Assets - (0.0%) (c)		(842,270)

Net Assets - 100.0%		$1,697,765,869

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2026.
(c)	Percentage rounds to less than 0.1%.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 5.6%
HEICO Corporation - Class A	166,705	$35,189,758
Apparel & Textile Products – 1.0%
Gildan Activewear, Inc.	109,000	6,065,850
Building Products - 8.5%
Trane Technologies plc	128,900	53,717,786
Capital Markets - 1.8%
Houlihan Lokey, Inc.	81,544	11,711,349
Commercial Services & Supplies - 4.3%
Cintas Corporation	159,132	26,915,587
Commercial Support Services - 5.1%
Republic Services, Inc.	148,390	32,500,378
Construction Materials - 9.4%
Martin Marietta Materials, Inc.	54,614	32,150,169
Vulcan Materials Company	99,430	27,074,789
		59,224,958
Containers & Packaging - 2.1%
Avery Dennison Corporation	77,207	13,332,105
Electronic Equipment, Instruments & Components - 4.0%
Amphenol Corporation - Class A	150,502	19,015,928
CDW Corporation	49,610	6,003,802
		25,019,730
Health Care Equipment & Supplies - 9.7%
STERIS plc	116,700	25,805,871
Stryker Corporation	107,000	35,159,130
		60,965,001
Insurance - 6.2%
Arthur J. Gallagher & Company	180,350	39,060,203
IT Services - 8.8%
Broadridge Financial Solutions, Inc.	177,400	28,823,952
Jack Henry & Associates, Inc.	100,670	15,909,886
Paychex, Inc.	115,890	10,675,787
		55,409,625

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Machinery - 2.4%
IDEX Corporation	80,000	$15,164,000
Medical Equipment & Devices - 1.0%
GE HealthCare Technologies, Inc.	92,988	6,618,886
Professional Services - 3.2%
Verisk Analytics, Inc.	106,120	20,136,270
Real Estate Management & Development - 0.3%
FirstService Corporation	13,700	1,903,478
Semiconductors & Semiconductor Equipment - 8.3%
Entegris, Inc.	243,000	28,489,320
Microchip Technology, Inc.	373,170	24,110,514
		52,599,834
Specialty Retail - 7.9%
Ross Stores, Inc.	229,376	49,689,723
Trading Companies & Distributors - 7.1%
Fastenal Company	675,800	31,357,120
Watsco, Inc.	36,460	13,263,783
		44,620,903

Total Common Stocks (Cost $297,862,871)		$609,845,424

MONEY MARKET FUNDS - 2.2%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (a) (Cost $14,200,971)	14,200,971	$14,200,971

Total Investments at Value - 98.9% (Cost $312,063,842)		$624,046,395

Other Assets in Excess of Liabilities - 1.1%		6,786,278

Net Assets - 100.0%		$630,832,673

(a)	The rate shown is the 7-day effective yield as of March 31, 2026.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Banks - 3.6%
Home BancShares, Inc.	403,785	$10,873,930
Building Products - 2.9%
Casella Waste Systems, Inc. – Class A (a)	111,636	8,857,200
Chemicals - 4.2%
Element Solutions, Inc.	367,174	12,535,320
Diversified Consumer Services - 7.4%
Frontdoor, Inc. (a)	188,736	9,976,585
OneSpaWorld Holdings Ltd.	542,222	12,443,995
		22,420,580
Electrical Equipment - 3.5%
Novanta, Inc. (a)	86,741	10,244,980
Gas Utilities - 2.9%
Brookfield Infrastructure Corporation - Class A	221,039	8,735,461
Health Care Facilities & Services - 3.4%
Chemed Corporation	27,536	10,401,449
Hotels, Restaurants & Leisure - 4.3%
Choice Hotels International, Inc.	125,529	12,992,252
Insurance - 9.0%
Baldwin Insurance Group, Inc. (The) (a)	552,764	12,127,642
Trisura Group Ltd. (a)	482,990	15,117,091
		27,244,733
Machinery - 5.8%
ESAB Corporation	84,130	8,132,006
Franklin Electric Company, Inc.	102,380	9,436,364
		17,568,370
Media - 6.3%
Altus Group Ltd.	314,338	10,789,763
Boston Omaha Corporation - Class A (a)	703,635	8,218,457
		19,008,220
Professional Services - 14.9%
CBIZ, Inc. (a)	546,866	14,683,352
ExlService Holdings, Inc. (a)	580,781	17,684,781
Exponent, Inc.	195,000	12,723,750
		45,091,883

FAM SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Real Estate Management & Development - 9.0%
Colliers International Group, Inc.	152,847	$16,337,816
FirstService Corporation	77,534	10,772,574
		27,110,390
Road & Rail - 4.6%
Landstar System, Inc.	86,429	13,855,433
Software - 5.7%
Descartes Systems Group, Inc. (The) (a)	125,280	8,965,037
SPS Commerce, Inc. (a)	145,584	8,104,661
		17,069,698
Specialty Retail - 3.2%
Floor & Decor Holdings, Inc. - Class A (a)	189,519	9,627,565
Trading Companies & Distributors - 5.0%
SiteOne Landscape Supply, Inc. (a)	114,082	15,185,455

Total Common Stocks (Cost $242,969,057)		$288,822,919

MONEY MARKET FUNDS - 4.4%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.56% (b) (Cost $13,141,793)	13,141,793	$13,141,793

Total Investments at Value - 100.1% (Cost $256,110,850)		$301,964,712

Liabilities in Excess of Other Assets - (0.1%)		(237,222)

Net Assets - 100.0%		$301,727,490

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2026.